UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland January 31, 2005

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	55

Form 13F Information Table Value Total:	$124,570

List of Other Included Managers:

No.	13F File Number	Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alpha Trade.Com                COM              020814208        2    10000 SH       SOLE                    10000
Altria Group Inc               COM              02209S103      263     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3344    59318 SH       SOLE                    59318
Ariel Corp Com                 COM              04033M104        0    10000 SH       SOLE                    10000
Barr Pharmaceutical            COM              068306109     6459   141830 SH       SOLE                   141830
Best Buy Company Inc           COM              086516101     1188    20000 SH       SOLE                    20000
Biovail Corporation            COM              09067J109      256    15500 SH       SOLE                    15500
Bristol-Myers Squibb           COM              110122108     2467    96302 SH       SOLE                    96302
Cendant                        COM              151313103     2396   102495 SH       SOLE                   102495
Ciber                          COM              17163B102     2172   225350 SH       SOLE                   225350
Citigroup Inc                  COM              172967101     3504    72734 SH       SOLE                    72734
Comcast cl A                   COM              20030N101      584    17535 SH       SOLE                    17535
Computer Sciences              COM              205363104     2926    51900 SH       SOLE                    51900
Conseco, Inc.                  COM              208464883     3248   162824 SH       SOLE                   162824
Costco Whsl Corp New           COM              22160K105     3765    77779 SH       SOLE                    77779
Crown Hldgs Inc (Hldg Co)      COM              228368106     2183   158900 SH       SOLE                   158900
Dow Chemical                   COM              260543103     1072    21650 SH       SOLE                    21650
E.I. DuPont de Nemour          COM              263534109     3323    67750 SH       SOLE                    67750
Exxon Mobil Corporati          COM              30231G102     3480    67890 SH       SOLE                    67890
Federal Home Ln Mtg            COM              313400301      315     4280 SH       SOLE                     4280
Freescale Semiconductor Inc.   COM              35687M107      253    14220 SH       SOLE                    14220
Gap Inc.                       COM              364760108     2239   106000 SH       SOLE                   106000
General Electric Co            COM              369604103     3870   106028 SH       SOLE                   106028
General Motors Corp.           COM              370442105     1787    44598 SH       SOLE                    44598
Graftech Internatioal Ltd      COM              384313102     1677   177300 SH       SOLE                   177300
Hartford Fincl Services        COM              416515104     3625    52300 SH       SOLE                    52300
Home Depot Inc.                COM              437076102     2731    63900 SH       SOLE                    63900
Honeywell International, Inc.  COM              438516106     2855    80641 SH       SOLE                    80641
IBM Corp                       COM              459200101     4506    45708 SH       SOLE                    45708
Intel Corporation              COM              458140100     3053   130512 SH       SOLE                   130512
J P Morgan Chase               COM              46625H100     3475    89085 SH       SOLE                    89085
JLG Industries Inc.            COM              466210101     4411   224700 SH       SOLE                   224700
Lucent Technologies            COM              549463107     2034   541060 SH       SOLE                   541060
MCI New                        COM              552691107      567    28125 SH       SOLE                    28125
Masco Corporation              COM              574599106     4402   120500 SH       SOLE                   120500
Micron Technology In           COM              595112103     2251   182300 SH       SOLE                   182300
Microsoft Corporation          COM              594918104     2813   105269 SH       SOLE                   105269
Motorola Inc.                  COM              620076109     2222   129206 SH       SOLE                   129206
Nokia Corporation              COM              654902204     3465   221100 SH       SOLE                   221100
Nutri/System Inc               COM              67069D108      157    55000 SH       SOLE                    55000
PalmOne Inc.                   COM              69713P107      251     7954 SH       SOLE                     7954
Pfizer Inc.                    COM              717081103     3114   115808 SH       SOLE                   115808
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101      260  1130630 SH       SOLE                  1130630
Target Corporation             COM              87612E106     2128    40985 SH       SOLE                    40985
Texas Instruments              COM              882508104     2483   100854 SH       SOLE                   100854
Tyco Intl Ltd                  COM              902124106     5177   144850 SH       SOLE                   144850
UNUM Provident Corp.           COM              91529Y106     3698   206150 SH       SOLE                   206150
Verizon Communication          COM              92343V104     2695    66517 SH       SOLE                    66517
Williams Companies I           COM              969457100     4019   246708 SH       SOLE                   246708
Winnebago Industries           COM              974637100     2344    60000 SH       SOLE                    60000
Xerox Corporation              COM              984121103     3038   178577 SH       SOLE                   178577
Merrill Lynch Focus Twenty Fd                   59021P204       21 12828.000SH       SOLE                12828.000
Restricted Wts Ariel Corp 3/1/                                   0    20000 SH       SOLE                    20000